UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

(Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

(Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	March 31, 2017 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 83.78%

Automobile Manufacturing - 1.77%
25,000	BMW Bk N.Am Salt LK CD, 1.250%, 03/12/2018	$ 25,071

Banks-Domestic MTN - 1.73%
25,000	Credit Suisse Nassau, 2.00%, 08/31/2021	24,429

Banking-Global - 1.42%
20,000	CorpBanca, 3.125%, 01/15/2018	20,158

Chemicals Domestic - 1.77%
25,000	Dow Chemical Co. Sr, 1.900%, 03/15/2018	24,987

Commerce-Banks Central US - 7.10%
50,000	GE Capital Retail Bank CD, 1.750%, 04/05/2017	50,003
50,000	GE Capital Retail Bank CD, 2.000%, 04/13/2018	50,429
		100,432
Commerce-Banks Eastern US - 5.30%
40,000	Discover Bank CD, 1.750%, 04/04/2017	40,001
35,000	Goldman Sachs Bank CD, 1.600%, 03/11/2019	35,042
		75,043
Commerce-US Bank Domestic - 7.09%
30,000	BMO Harris Bank CD 1.000% 12/08/2021	29,906
50,000	GE Capital Retail Bank CD, 1.500%, 03/28/2018	50,180
20,000	Goldman Sachs Bank CD, 2.000%, 06/04/2019	20,151
		100,237
Commercial Banks - Non US - 1.78%
25,000	State Bank Of India CD, 2.400%, 03/14/2022	25,179

Commercial Service-Finance - 5.34%
25,000	Air Lease Corp., 2.125%, 01/15/2018	25,047
50,000	GATX Corp., 2.500%, 07/30/2019	50,479
		75,526
Diversified Banking Institution - 12.76%
25,000	Ally Bank CD, 1.800%, 03/02/2020	25,045
25,000	Capital One Bank CD, 2.100%, 03/08/2021	25,161
30,000	JP Morgan Chase BK CD, 1.80%, 03/16/2020	30,048
50,000	Royal Bank of Canada, 2.000%, 01/29/2021	50,158
50,000	Royal Bank of Canada, 2.250%, 03/19/2021	50,100
		180,512
Electric & Other Services Combined - 1.41%
20,000	ABB Fin USA, Inc., 1.625%, 05/08/2017	20,007

Finance-Auto Loans - 5.28%
25,000	Ford Motor Credit Co., 1.684%, 09/08/2017	24,994
25,000	Ford Motor Credit Co., 2.900%, 03/20/2019	24,839
25,000	Ford Motor Credit Co., 3.500%, 03/20/2021	24,793
		74,626
Finance-Investor Broker Banker - 1.71%
25,000	Jefferies Group, LLC, 3.000%, 8/26/2024	24,181

Finance Services - 3.39%
25,000	Goldman Sachs Group, Inc., 2.000%, 05/13/2020	24,651
25,000	Goldman Sachs Group, Inc., 2.250%, 08/31/2026	23,250
		47,901
Food & Beverage - 3.18%
25,000	Beam, Inc., 1.750%, 06/15/2018	24,943
20,000	Conagra Foods, Inc., 1.900%, 01/25/2018	19,993
		44,936
Gold & Silver Ores - 1.77%
25,000	Goldcorp., Inc., 2.125%, 03/15/2018	25,062

Integrated Oils - 3.96%
25,000	ConocoPhillips Co., 2.875%, 11/15/2021	25,213
30,000	Petrobras International Fin, 5.875%, 03/01/2018	30,803
		56,016
Oil & Gas Field Machinery & Equipment - 2.52%
35,000	Transocean, Inc., 6.000%, 03/15/2018	35,700

Medical-HMO - 1.77%
25,000	Catholic Health Init, 1.600%, 11/01/2017	24,974

Metal Mining - 1.40%
20,000	Teck Resources, Ltd., 2.500%, 02/01/2018	19,875

Services-High School - 3.54%
50,000	Jefferson Union School, 2.000%, 08/01/2018	50,116

Short Term Corprate - 3.88%
20,000	Deutsche Bank AG, 2.250% 09/15/2018	19,661
35,000	Deutsche Bank AG, 2.850%, 05/10/2019	35,238
		54,899
Telephone-Integrated - 2.12%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	30,000

Water, Sewer, Pipeline - 1.78%
25,000	Kinder Morgan Energy Partners LP, 2.650%, 02/01/2019	25,237

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,184,324) - 83.78%		1,185,104

EXCHANGE TRADED FUNDS - 8.95%

600	iShares TIPS Bond ETF *	68,790
1,000	SPDR Barclays Short Term Treasury ETF	30,110
150	Vanguard Short-Term Corp Bond Index ETF	11,961
300	Vanguard Mortgage-Backed Securities ETF	15,756

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $118,188) - 8.95%		126,617

SHORT TERM INVESTMENTS - 6.92%
97,918	Federated Prime Obligation Fund-Institutional Shares 0.60% * (Cost $97,918)	97,918

TOTAL INVESTMENTS (Cost $1,400,430) ** - 99.65%		$ 1,409,639

OTHER ASSETS LESS LIABILITIES - 0.35%		4,969

NET ASSETS - 100.00%		$ 1,414,608

* Variable rate security; the coupon rate shown represents the yield at March 31, 2017.

** At March 31, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,400,430 amounted to $9,728, which consisted of aggregate gross unrealized appreciation of $15,849 and aggregate gross unrealized depreciation of $6,121.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,400,430 amounted to $9,728, which consisted of aggregate gross unrealized appreciation of $15,849 and aggregate gross unrealized depreciation of $6,121.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$126,617	$0	$0	$126,617
Convertible Bonds	$0	$1,185,104	$0	$1,185,104
Cash Equivalents	$97,918	$0	$0	$97,918
Total	$224,535	$1,185,104	$0	$1,409,639

	Staar Short-Term Bond Fund
	Schedule of Investments
	March 31, 2017 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 78.48%

Banking - 3.81%
30,000	Barclays BK Delaware CD, 1.150%, 07/03/2017	30,028

Banks-Domestic MTN - 3.17%
25,000	Credit Suisse NY MTN, 1.375%, 05/26/2017	25,004

Commerce-Banks Eastern US - 3.20%
25,000	Discover Bank CD, 2.050%, 10/09/2018	25,235

Commerce-US Banks Domestic - 15.73%
20,000	GE Capital Retail Bank CD, 1.150%, 05/23/2017	20,012
25,000	Key Bank CD, 1.700% 03/09/2020	24,971
49,000	Goldman Sachs Bank USA CD, 1.050%, 04/17/2017	49,009
30,000	Synchrony Bank CD, 1.100%, 06/13/2017	30,021
		124,013
Commercial Services-Finance - 3.81%
30,000	Air Lease Corp. 2.125%, 01/15/2018	30,056

Communications Services, NEC - 5.07%
40,000	AT&T, Inc., 1.400%, 12/01/2017	39,968

Diversified Banking Institution - 13.96%
25,000	Ally Bank CD, 1.50%, 03/04/2019	24,987
30,000	Ally Bank CD, 1.80%, 03/02/2020	30,054
25,000	Capital One Bank CD, 1.50%, 03/08/2019	24,984
30,000	JP Morgan Chase BK CD, 1.80%, 03/16/2020	30,048
		110,073
Finance - Auto Loans - 3.80%
30,000	Ford Motor Credit CO, 2.350%, 03/20/2020	29,957

Large Co. Stocks - 5.02%
40,000	EMC Corp., 1.875%, 06/01/2018	39,616

Oil & Gas Field Services, NEC - 3.80%
30,000	FMC Technologies, Inc., 2.000%, 10/01/2017	29,990

Services-Health Services - 3.17%
25,000	AmerisourceBergen Corp., 1.150%, 05/15/2017	24,992

Services-High School - 6.34%
50,000	Jefferson Union HS, 1.450%, 08/01/2017	49,981

Short Term Corporate - 7.60%
20,000	Deutsche Bank AG, 2.25%, 09/15/2018	19,661
40,000	Deutsche Bank AG, 2.85%, 05/10/2019	40,272
		59,933

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $619,049) - 78.48%		$ 618,846

EXCHANGE TRADED FUNDS - 6.07%

600	Vanguard Short-Term Corp Bond Index Fund ETF	47,844

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $47,899) - 6.07%		$ 47,844

SHORT TERM INVESTMENTS - 15.09%
118,978	Federated Prime Obligations Fund-Institutional Shares 0.60% * (Cost $118,978)	118,978

TOTAL INVESTMENTS (Cost $785,927) ** - 99.66%		785,668

OTHER ASSETS LESS LIABILITIES - 0.37%		2,890

NET ASSETS - 100.00%		$ 788,558

* Variable rate security; the coupon rate shown represents the yield at March 31, 2017.

** At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $785,927 amounted to $162, which consisted of aggregate gross unrealized appreciation of $1,242 and aggregate gross unrealized depreciation of $1,404.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $785,927 amounted to $162, which consisted of aggregate gross unrealized appreciation of $1,242 and aggregate gross unrealized depreciation of $1,404.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$47,844	$0	$0	$47,844
Convertible Bonds	$0	$618,846	$0	$618,846
Cash Equivalents	$118,978	$0	$0	$118,978
Total	$166,822	$618,846	$0	$785,668

	Staar Larger Company Stock Fund
	Schedule of Investments
	March 31, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 10.54%

Beverages - 1.04%
250	PepsiCo, Inc.	$ 27,965

Communications Services, NEC - 0.46%
300	AT&T, Inc.	12,465

Converted Paper & Paperboard Products - 1.03%
210	Kimberly Clark Corp.	27,642

Electric Services - 2.36%
900	PPL Corp.	33,651
600	Southern Co.	29,868
		63,519
Heavy Construction Other Than Blgs Const - Contractors - 0.21%
100	Jacobs Engineering Group, Inc.	5,528

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 1.43%
700	V.F. Corp.	38,479

Pharmaceutical Preparations - 0.69%
150	Johnson & Johnson	18,683

Retail-Variety Stores - 1.24%
200	Costco Wholesale Corp.	33,538

Semiconductors & Related Devices - 1.09%
400	Microchip Technology, Inc.	29,512

Services- Computer Processing & Data Preparation - 0.09%
500	Zix Corp. *	2,405

Telephone Communications - 0.90%
500	Verizon Communications, Inc.	24,375

TOTAL FOR COMMON STOCK (Cost $180,669) - 10.54%		$ 284,111

EXCHANGE TRADED FUNDS - 29.66%

1,800	Consumer Staples Select Sector SPDR ETF	$ 98,244
1,400	First Trust Ise Cloud Computing Index ETF	54,166
200	Guggenheim S&P 500 Equal Weight ETF	18,164
300	iShares Core S&P 500 ETF	71,181
45	iShares NASDAQ Biotechnology ETF	13,198
1,900	iShares Russell Midcap Growth Index Fund ETF	197,144
250	iShares U.S. Healthcare ETF	38,925
400	iShares U.S. Medical Devices ETF	60,568
200	iShares U.S. Real Estate ETF	15,698
300	iShares U.S. Technology ETF	40,551
200	iShares U.S. Utilities ETF	25,684
150	PowerShares QQQ Trust, Series 1 ETF	19,857
300	PowerShares S&P 500 High Div Low Volat ETF	12,153
300	ProShares S&P500 Dividend Aristocrats ETF	16,863
500	PureFunds ISE Cyber Security ETF *	14,760
300	SPDR S&P 500 High Dividend ETF	10,578
300	Vanguard Dividend Appreciation ETF	26,982
200	Vanguard Energy ETF	19,342
550	Vanguard REIT Index ETF	45,424

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $559,711) - 29.66%		$ 799,482

OPEN-END MUTUAL FUNDS - 53.78%

6,002	AF Fundamental Investors Fund Class F-1	$ 347,225
8,326	AMG Yacktman Service *	190,421
11,060	Brown Advisory Growth Equity Fund Institutional *	208,477
6,200	Franklin Rising Dividends Fund Class-A *	341,372
3,025	Mairs & Power Growth Fund *	362,003

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $662,614) - 53.78%		$ 1,449,498

REAL ESTATE INVESTMENT TRUSTS - 2.32%

400	American Tower Corp. *	$ 48,616
400	HCP, Inc.	12,512
80	Quality Care Properties *	1,509

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $42,718) - 2.32%		$ 62,637

SHORT TERM INVESTMENTS - 3.71%
100,117	Federated Prime Obligations Fund-Institutional Shares 0.60% ** (Cost $100,117)	100,117

TOTAL INVESTMENTS (Cost $1,545,830) - 100.01%		2,695,845

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)		(391)

NET ASSETS - 100.00%		$ 2,695,454

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2017.

*** At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,545,830 amounted to $1,150,015, which consisted of aggregate gross unrealized appreciation of $1,154,225 and aggregate gross unrealized depreciation of $4,210.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,545,830 amounted to $1,150,015, which consisted of aggregate gross unrealized appreciation of $1,154225 and aggregate gross unrealized depreciation of $4,210.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$284,111	$0	$0	$284,111
Exchange Traded Funds	$799,482	$0	$0	$799,482
REIT	$62,637	$0	$0	$62,637
Mutual Funds	$1,449,498	$0	$0	$1,449,498
Cash Equivalents	$100,117	$0	$0	$100,117
Total	$2,695,845	$0	$0	$2,695,845

	Staar Smaller Company Stock Fund
	Schedule of Investments
	March 31, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 2.07%

Miscellaneous Food Preparation - 0.66%
4,500	Inventure Foods, Inc. *	19,890

Perfumes, Cosmetics & Other Toiletries - 0.30%
600	United Guardian, Inc. *	8,910

Services-Computer Processing & Data Preparation - 0.64%
4,000	Zix Corp. *	19,240

Wholesale-Hardware & Plumbing - 0.48%
100	Watsco, Inc.	14,318

TOTAL FOR COMMON STOCK (Cost $62,260) - 2.07%		$ 62,358

EXCHANGE TRADED FUNDS - 53.10%

300	Guggenheim S&P SmallCap 600 Pure Growth ETF	30,183
2,875	iShares MicroCap ETF	246,243
200	iShares Russell 2000 ETF	27,496
1,200	iShares Russell 2000 Value ETF	141,792
4,100	iShares S&P Smallcap 600 Growth ETF	627,628
900	WisdomTree Midcap Earnings ETF	31,743
5,050	WisdomTree Smallcap Dividend ETF	407,131
900	WisdomTree Smallcap Earnings ETF	28,989
1,750	WisdomTree Smallcap Quality DIV GR ETF	57,872

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $982,115) - 53.10%		$ 1,599,077

OPEN-END MUTUAL FUNDS - 40.29%

13,055	Columbia Acorn Fund Class-Z *	$ 213,061
3,982	Franklin MicroCap Value Fund Class-A *	130,147
1,300	Hancock Horizon Burkenroad Small Cap Fund Class-D *	83,668
11,985	The Aberdeen Small Cap Fund Class-A *	385,923
2,000	Touchstone Small Cap Core Fund Class-Y *	34,860
50,360	Wasatch Smallcap Value Fund *	365,611

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $850,513) - 40.29%		$ 1,213,270

REAL ESTATE INVESTMENT TRUSTS - 2.38%
500	Eastgroup Properties, Inc.	36,765
1,800	Medical Properties, Inc.	23,202
500	One Liberties Properties, Inc.	11,680

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $52,600) - 2.38%		$ 71,647

SHORT TERM INVESTMENTS - 2.19%
65,962	Federated Prime Obligations Fund-Institutional Shares 0.60% ** (Cost $65,962)	65,962

TOTAL INVESTMENTS (Cost $2,013,449) *** - 100.04%		3,012,314

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)		(1,149)

NET ASSETS - 100.00%		$ 3,011,165

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2017.

*** At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,013,449 amounted to $998,862, which consisted of aggregate gross unrealized appreciation of $1,045,059 and aggregate gross unrealized depreciation of $46,197.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,013,449 amounted to $998,862, which consisted of aggregate gross unrealized appreciation of $1,045,059 and aggregate gross unrealized depreciation of $46,197.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$62,358	$0	$0	$62,358
Exchange Traded Funds	$1,599,077	$0	$0	$1,599,077
REITS	$71,647	$0	$0	$71,647
Mutual Funds	$1,213,270	$0	$0	$1,213,270
Cash Equivalents	$65,962	$0	$0	$65,962
Total	$3,012,314	$0	$0	$3,012,314

	Staar International Fund
	Schedule of Investments
	March 31, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 2.01%

Beverages - 1.20%
200	Diageo Plc ADR	$ 23,116

Petroleum Refining - 0.18%
200	Statoil ASA ADR	3,436

Services-Business Services - 0.62%
100	Accenture International Equity Fund *	11,988

TOTAL FOR COMMON STOCK (Cost $28,151) - 2.01%		$ 38,540

EXCHANGE TRADED FUNDS - 33.88%

1,400	Builders Emerging Markets 50 ADR Index ETF	$ 51,473
3,000	DB X-Trackers MSCI EAFE Hedged Equity Fund ETF *	88,770
3,700	First Trust Dorsey Wright International Focus 5 Index ETF *	70,744
700	iShares MSCI EmergingMarkets ETF *	27,573
400	iShares MSCI Australia ETF *	9,044
400	iShares MSCI EAFE Index ETF *	24,916
500	iShares MSCI Switzerland Capped ETF *	15,990
700	SPDR S&P International Dividend ETF	26,656
700	Vanguard Global Ex-U.S. Real Estate ETF *	37,282
700	WisdomTree EM MKTS SMCP DIV FD ETF *	31,416
500	WisdomTree India Earnings Fund ETF	12,065
1,800	WisdomTree International High Dividend Fund ETF	73,080
600	WisdomTree International Dividend Top 100 Fund ETF	23,862
2,400	WisdomTree International Small Cap Dividend Fund ETF	157,128

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $589,264) - 33.88%		$ 649,999

OPEN-END MUTUAL FUNDS - 59.18%
4,550	American Europacific Growth Fund Class-F-1 *	$ 223,327
2,123	Calamos International Growth Class-A *	37,067
4,013	Harbor International Institutional Class *	254,860
2,500	Putnam International Capital Opportunity Fund Class-A *	88,575
6,819	Saturna Sextant International *	106,577
17,508	T. Rowe Price International Growth & Income Fund *	240,387
6,076	Templeton Developing Markets Fund Class-A *	108,578
5,549	The Aberdeen International Equity Fund Institutional Service Class *	76,129

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $747,672) - 59.18%		$ 1,135,500

SHORT TERM INVESTMENTS - 5.03%
96,554	Federated Prime Obligations Fund-Institutional Shares 0.60% ** (Cost $96,554)	96,554

TOTAL INVESTMENTS (Cost $1,461,640) *** - 100.10%		1,920,593

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10%)		(1,835)

NET ASSETS - 100.00%		$ 1,918,758

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2017.

*** At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,461,640 amounted to $458,954, which consisted of aggregate gross unrealized appreciation of $460,853 and aggregate gross unrealized depreciation of $1,899.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,461,640 amounted to $458,954, which consisted of aggregate gross unrealized appreciation of $460,853 and aggregate gross unrealized depreciation of $1,899.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$38,540	$0	$0	$38,540
Exchange Traded Funds	$649,999	$0	$0	$649,999
Mutual Funds	$1,135,500	$0	$0	$1,135,500
Cash Equivalents	$96,554	$0	$0	$96,554
Total	$1,920,593	$0	$0	$1,920,593

	Staar Alternative Categories Fund
	Schedule of Investments
	March 31, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 14.02%

Beverages - 1.05%
250	Diageo Plc ADR	$ 28,895

Communication Services, NEC - 0.45%
300	AT&T, Inc.	12,465

Electric Services - 2.31%
900	PPL Corp.	33,651
600	Southern Co.	29,868
		63,519
Electronic Computers - 0.52%
100	Apple, Inc.	14,366

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.50%
750	V.F. Corp.	41,228

Miscellaneous Food Preparation - 0.71%
4,400	Inventure Foods, Inc. *	19,448

National Commercial Banks - 0.49%
1,000	Huntington Bancshares, Inc.	13,390

Perfumes, Cosmetics & Other Toilet Preparations - 0.49%
900	United Guardian, Inc. *	13,365

Petroleum Refining - 0.75%
250	Exxon Mobil Corp.	20,503

Pharmaceutical Preparations - 1.70%
400	Bristol Myers Squibb Co.	21,752
200	Johnson & Johnson	24,910
		46,662
Retail-Variety Stores - 0.92%
150	Costco Wholesale Corp.	25,154

Services-Business Services, NEC - 0.65%
150	Accenture Plc. Class-A *	17,982

Services-Computer Processing - 0.88%
5,000	Zix Corp. *	24,050

State Commercial Banks - 0.47%
150	Northern Trust Corp.	12,987

Telephone Communications - 1.12%
1,000	Fusion Telecommunications International, Inc. *	1,580
600	Verizon Communications, Inc.	29,250
		30,830

TOTAL FOR COMMON STOCK (Cost $295,031) - 14.02%		$ 384,844

EXCHANGE TRADED FUNDS - 41.34%

500	Builders Emerging Markets 50 ADR Index Fund ETF	$ 18,383
1,050	Consumer Staples Select SPDR ETF	57,309
400	DB X-Trackers MSCI EAFE Hedged Equity Fund ETF *	11,836
600	First Trust Dorsey Wright International Focus 5 ETF *	11,472
500	Guggenheim S&P High Income Infra ETF	13,770
350	iShares Global Healthcare ETF *	35,976
300	iShares Global Infrastructure ETF *	12,696
600	iShares Global Technology ETF *	74,550
550	iShares MicroCap Index Fund ETF	47,107
250	iShares MSCI EAFE Index ETF *	15,572
70	iShares NASDAQ Biotechnology ETF	20,529
300	iShares North American Natural Resources ETF	10,281
150	iShares Russell 2000 ETF	20,622
1,100	iShares Russell Midcap Growth ETF	114,136
600	iShares S&P Smallcap 600 Growth Fund ETF	91,848
200	iShares US Healthcare ETF	31,140
400	iShares US Medical Devices ETF	60,568
400	iShares US Regional Banks ETF	17,920
500	iShares US Technology ETF	67,585
200	iShares US Utilities ETF	25,684
900	PowerShares Global Water Portfolio ETF *	20,268
600	PowerShares S&P 500 High DIV Low Volat ETF	24,306
100	PowerShares QQQ ETF	13,238
1,000	ProShares S&P500 Dividend Aristocrats ETF	56,210
500	PureFunds ISE Cyber Security ETF *	14,760
50	SPDR Gold Shares ETF *	5,936
50	SPDR S&P 500 EFT	11,787
300	SPDR S&P 500 High Dividend ETF	10,578
200	Vanguard Energy ETF	19,342
150	Vanguard Dividend Appreciation ETF	13,491
700	Vanguard REIT Index ETF	57,813
200	WisdomTree India Earnings Fund ETF	4,826
400	WisdomTree Intl High Div FD ETF	16,240
500	WisdomTree International Small Cap Dividend Fund ETF	32,735
1,200	WisdomTree Midcap Earnings Fund ETF	42,324
400	WisdomTree SmallCap Dividend ETF	32,248

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $812,843) - 41.34%		$ 1,135,086

OPEN-END MUTUAL FUNDS - 31.64%

1,195	American Smallcap World Fund Class-F-1 *	$ 58,938
5,350	Franklin Mutual Global Discovery Fund Class-A *	170,725
3,867	Franklin Natural Resources Fund Class-A *	101,735
10,203	Live Oak Health Sciences Fund *	199,172
2,667	Matthews Asian Growth & Income Fund *	43,587
1,761	Vanguard Energy Fund	90,691
1,026	Vanguard Health Care Fund	203,874

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $505,755) - 31.64%		$ 868,722

REAL ESTATE INVESTMENT TRUSTS - 4.88%
350	American Tower Corp. *	$ 42,539
560	Eastgroup Properties, Inc.	41,177
700	HCP, Inc.	21,896
2,000	Medical Properties Trust, Inc.	25,780
140	Quality Care Properties *	2,640

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $106,112) - 4.88%		$ 134,032

SHORT TERM INVESTMENTS - 8.13%
223,227	Federated Prime Obligations Fund-Institutional Shares 0.60%** (Cost $223,227)	223,227

TOTAL INVESTMENTS (Cost $1,942,968) - 100.02%		$ 2,745,911

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(431)

NET ASSETS - 100.00%		$ 2,745,480

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2017.

*** At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,942,968 amounted to $802,938, which consisted of aggregate gross unrealized appreciation of $825,327 and aggregate gross unrealized depreciation of $22,389.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At March 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,942,968 amounted to $802,938, which consisted of aggregate gross unrealized appreciation of $825,327 and aggregate gross unrealized depreciation of $22,389.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$384,844	$0	$0	$384,844
Exchange Traded Funds	$1,135,086	$0	$0	$1,135,086
REITS	$134,032	$0	$0	$134,032
Mutual Funds	$868,722	$0	$0	$868,722
Cash Equivalents	$223,227	$0	$0	$223,227
Total	$2,745,911	$0	$0	$2,745,911

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Principal Executive Officer

Date  May 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date  May 19, 2017